Schedule of Investments (unaudited)	iShares® Transition-Enabling Metals ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Certificates of Deposit

Bank of America NA, 5.78%, 06/12/24	$250	$250,147
Bank of Nova Scotia, 6.00%, 10/18/24	250	251,311
Citibank N.A., 5.92%, 07/26/24	250	250,626
Lloyds Bank Corporate Markets PLC, 5.95%, 07/24/24	250	250,657
Wells Fargo Bank NA, 5.80%, 11/12/24	250	251,270

Total Certificates of Deposit — 10.0%
(Cost: $1,249,791)		1,254,011

Commercial Paper

Amcor Flexibles North America Inc., 5.71%, 03/07/24	250	248,581
American Honda Finance Corp., 5.67%, 04/11/24	250	247,238
BPCE SA, 0.00%, 10/09/24	250	241,191
Britannia Funding Co. LLC, 0.00%, 02/21/24	250	249,216
Commonwealth Bank of Australia, 5.47%, 09/23/24	250	241,350
Consolidated Edison Co. of New York Inc., 0.00%, 03/06/24	250	248,648
Evergy Metro Inc., 0.00%, 02/01/24	250	249,962
Fidelity National Information Services Inc., 5.45%, 02/09/24	250	249,660
General Dynamics Corp., 5.36%, 02/07/24	250	249,740
Hyundai Capital America, 5.46%, 02/14/24	250	249,471
Intercontinental Exchange Inc., 5.69%, 02/02/24	250	249,921
Keurig Dr Pepper Inc., 0.00%, 02/01/24	250	249,962
LSEGA Financing PLC, 0.00%, 02/13/24	250	249,509
LVMH Moet Hennessy Louis Vuitton SE, 5.00%, 11/25/24	250	240,033
Marriott International Inc./MD, 5.61%, 02/29/24	250	248,875
Mitsubishi Corp. Americas, 0.00%, 03/14/24	250	248,400
Nordea Bank Abp/New York NY, 5.63%, 05/20/24, (1-day SOFR + 0.320%)(a)	250	250,166
Penske Truck Leasing Co. LP, 5.61%, 02/15/24	250	249,417
Pure Grove Funding, 5.40%, 03/11/24	250	248,508
Ryder System Inc., 5.53%, 02/20/24	250	249,234
Santander U.K. PLC, 0.00%, 02/14/24	250	249,480
Standard Chartered Bank, 5.54%, 08/02/24	250	250,057
Toyota Industries Commercial Finance Inc., 0.00%, 02/09/24	250	249,669
	Par
Security	(000)	Value

Volvo Treasury North America LP, 0.00%, 03/15/24	$250	$248,292
Vulcan Materials Co.
0.00%, 02/01/24	250	249,962
5.46%, 02/08/24	250	249,697
VW Credit Inc., 5.62%, 03/08/24	250	248,565
Westpac Banking Corp., 5.09%, 11/07/24	250	240,444

Total Commercial Paper — 55.5%
(Cost: $6,943,229)		6,945,248

U.S. Treasury Obligations
U.S. Treasury Bill
5.32%, 04/16/24	250	247,301
5.33%, 02/06/24	250	249,818
5.52%, 03/07/24(b)	500	497,438

Total U.S. Treasury Obligations — 7.9%
(Cost: $994,516)		994,557

	Shares

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)(d)	2,190,000	2,190,000

Total Money Market Funds — 17.5%
(Cost: $2,190,000)		2,190,000

Total Investments — 90.9%
(Cost: $11,377,536)		11,383,816

Other Assets Less Liabilities — 9.1%		1,140,478

Net Assets — 100.0%		$12,524,294

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,590,000	$—	$(400,000	)(a)	$—	$—	$2,190,000	2,190,000	$22,526	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® Transition-Enabling Metals ETF
January 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
LME Nickel	13	04/15/24	$1,266	$(11,934)
LME PRI Aluminum	58	04/15/24	3,301	56,081
LME Zinc	15	04/15/24	947	6,699
Platinum	11	04/26/24	513	27,304
LME Cobalt Fastmarket	2	04/30/24	65	437
Copper	39	05/29/24	3,833	127,533
Silver	22	05/29/24	2,573	5,712
				$211,832

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$1,254,011	$—	$1,254,011
Commercial Paper	—	6,945,248	—	6,945,248
U.S. Treasury Obligations	—	994,557	—	994,557
Short-Term Securities
Money Market Funds	2,190,000	—	—	2,190,000
	$2,190,000	$9,193,816	$—	$11,383,816
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$223,766	$—	$—	$223,766
Liabilities
Commodity Contracts	(11,934)	—	—	(11,934)
	$211,832	$—	$—	211,832

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Transition-Enabling Metals ETF
January 31, 2024

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

3